9. LONG-TERM LOAN: Schedule of Long-term Loan (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Details
Long-term loan, gross amount	$ 2,524	$ 10,638
Current portion of long-term loan	2,524	7,900
Long-term loan, less current portion	0	2,738
Long-term loan payment schedule - Year 1	2,572	8,370
Long-term loan payment schedule - Year 2	0	2,789
Long-term loan, with payment schedule	2,572	11,159
Long-term loan, imputed interest	31	446
Long-term loan, other fees	17	75
Long-term loan, less imputed interest	$ 2,524	$ 10,638